Share-Based Payments -Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details) - Management Board Grant			1 Months Ended		12 Months Ended
	May 17, 2021 shares € / shares	May 12, 2021 shares € / shares	May 31, 2022 shares	Feb. 29, 2020 shares € / shares	Dec. 31, 2023 shares € / shares	May 30, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	6,463	45,279		248,096		86,118
thereof allocated and vested but subject to performance and waiting requirements (in shares)	3,232	22,640	21,531	186,072
thereof allocated and un-vested (in shares)	3,231	22,639	64,587	62,024
Weighted-average exercise price (in euros per share) | € / shares	€ 169.08	€ 167.63		€ 28.32		€ 137.65
Allocation date May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)					130,586
thereof allocated and un-vested (in shares)					130,586
Weighted-average exercise price (in euros per share) | € / shares					€ 105.42
Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)					164,148
thereof allocated and un-vested (in shares)					0
Weighted-average exercise price (in euros per share) | € / shares					€ 96.82
Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)					118,312
thereof allocated and un-vested (in shares)					0
Weighted-average exercise price (in euros per share) | € / shares					€ 99.74
Estimated allocation date 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)					93,561
thereof allocated and un-vested (in shares)					0
Weighted-average exercise price (in euros per share) | € / shares					€ 105.13